Other Receivables, Net (Tables)	6 Months Ended
Dec. 31, 2019
Other Receivables Net [Abstract]
Schedule of other receivables
	December 31, 2019	June 30, 2019
	(unaudited)
Employee advances	$187,717	$146,717
Security deposits	2,613,631	1,539,895
Less: Allowance for doubtful accounts	(325,465)	(263,049)
Total other receivables, net	$2,475,883	$1,423,563

Schedule of movement of allowance for doubtful accounts
	Six Months ended December 31, 2019	Year ended June 30, 2019
	(unaudited)
Beginning balance	$263,049	208,097
Provision for doubtful accounts	65,420	62,726
Exchange rate effect	(3,004)	(7,774)
Ending balance	$325,465	263,049